SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
In-kind contributions	$ 2,409,244	$ 1,163,384	$ 1,580,556
Total	(36,842,159)	(33,067,163)	(42,163,720)
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	32,036,547	27,945,312	25,585,104
Purchases of goods and services	(61,946,096)	(60,847,857)	(62,876,997)
Equity contributions			3,000
Key management personnel
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Salaries, social security benefits and other benefits	(10,209,376)	(5,002,881)	(4,042,348)
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	2,911,723	6,381,641	844,587
Purchases of goods and services	(1,998,349)	(2,249,940)	(2,904,956)
In-kind contributions	2,409,244	1,163,384	1,580,556
Net loans granted			421,691
Interest expenses		5,753	42,813
Parent company and related parties to Parent
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Interest expenses	$ (45,852)	$ (462,575)	$ (817,170)